Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2019
Guarantees and Product Warranties [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Warrants

The following assumptions were used to determine the fair value of the Series B Preferred Warrants:

YEAR ENDED DECEMBER 31, 2018
Risk-free interest rate	2.57%
Expected term (in years)	6.5
Expected volatility	74.8%
Expected dividend yield	0.0%
Fair value per share of underlying Series B Preferred Shares	$4.98

The following assumptions were used to determine the fair value of the Series C1 Preferred Warrant:

YEAR ENDED DECEMBER 31, 2018
Risk-free interest rate	2.57%
Expected term (in years)	6.5
Expected volatility	74.8%
Expected dividend yield	0.0%
Fair value per share of underlying Series C1 Preferred Shares	$4.21

The following assumptions were used to determine the fair value of the Series B-3 Preferred Warrants:

YEAR ENDED DECEMBER 31, 2019
Risk-free interest rate	1.73%
Expected term (in years)	5.5
Expected volatility	71.1%
Expected dividend yield	0.0%
Fair value per share of underlying Series B-3 Preferred Stock	$1.40